Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Share Options Outstanding

For the year ended December 31, 2024, changes in the status of total outstanding options, were as follows:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of January 1, 2024	4,000,000	0.2305	5.19	408
Outstanding as of December 31, 2024	4,000,000	0.2305	4.19	—

A summary of share options outstanding as of December 31, 2024, and activity during the year then ended, is presented below:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of January 1, 2023	—	—	—	—
Granted	13,680,000	0.0500	4.49	4,275
Exercised	—	—	—	—
Forfeited	(2,380,000)	—	—	—
Outstanding as of December 31, 2023	11,300,000	0.0500	3.59	3,192
Granted	26,418,000	0.0955	3.19	1,778
Exercised	(210,000)	—	—	—
Forfeited	(10,039,420)	—	—	—
Outstanding as of December 31, 2024	27,468,580	0.0903	2.59	57

Schedule of Activity of Service-Based RSUs

A summary of the activity of the service-based RSUs for the year ended December 31, 2024 is presented as follows:

	Number of restricted shares	Weighted average grant-date fair value
		US$
Unvested as of January 1, 2023	—	—
Granted	536,990	3,410
Unvested as of December 31, 2023	536,990	—
Granted	1,268,200	1,511
vested	(839,305)	—
Forfeited	(5,190)	—
Unvested as of December 31, 2024	960,695	—

Schedule of Assumptions used in Determining Fair Value of MDRT Options on Grant Date	The assumptions used in determining the fair value of the 2023 MDRT Options on the grant date were as follows:
Assumptions	2023 MDRT	2024 MDRT 1	2024 MDRT 2
Expected dividend yield (Note i)	3.69%	3.22%	3.22%
Risk-free interest rates (Note ii)	3.88%	4.81%	4.44-4.81%
Expected volatility (Note iii)	51.41%	59.78%	59.78-60.61%
Expected life in years (Note iv)	4.49	3.29	3.1-3.29
Exercise multiple (Note v)	2.80	1.0	1.0
Fair value of options on grant date	US$0.2896~US$0.2997	US$0.0834~US$0.0839	US$0.0711~US$0.1204